COMMITMENTS AND CONTINGENCIES (Details) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012 sqft	Feb. 29, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 sqft	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Lease agreement term		3 years
Net rentable square feet area for which rent is payable	2,390				2,390
Annual base rent per rentable square foot (in dollars per square foot)			18.50		18.50
Annual base rent			$ 44,215		$ 44,215
Future minimum rental payments
2014			23,303		46,207
2015 and thereafter					15,535
Total			38,838		61,742
Rent Expense			23,811	22,307	45,012	28,050
Future minimum lease payments under mining leases
2014			10,000		10,000
2015			10,000		10,000
2016			20,000		20,000
2017			25,000		25,000
2018			25,000		25,000
Thereafter			117,500		117,500
Total			207,500		207,500
The cash outflow for the payments of mining lease made by the entity.					$ 25,000	$ 10,000